FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Aging of Trade and Other Receivables (Details) - Trade receivables and other - Financial assets past due but not impaired - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 11	$ 8
31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	3	1
Greater than 61 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 8	$ 7